2 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Company's financial instruments measured at fair value (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Level I, Derivative Liability
Level I, Marketable Securities	495,000	152,000	38,000
Level II, Derivative Liability		40,000
Level II, Marketable Securities
Level III, Derivative Liability	28,820
Level III, Marketable Securities
Total Level I	495,000	152,000	38,000
Total Level II		40,000
Total Level III